EXHIBIT 99.3
Copy of the unaudited interim balance sheets as of September 30, 2006 and December
31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended
September 30, 2006 and September 30, 2005, all of XL Financial Assurance Ltd.,
are incorporated herein by reference from Exhibit 99.2 in Security Assurance
Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended
September 30, 2006, as filed with the Commission on November 14, 2006.